Acquisitions (Tables)	6 Months Ended
Jan. 31, 2023
Business Acquisition [Line Items]
Schedule of Unaudited Proforma Financial Information

	Year Ended January 31,
(dollars in thousands)	2023	2022
	(unaudited)
Revenue
Subscription	$61,836	$48,309
Services	113,870	105,439

Total revenue	175,706	153,748

Net loss after tax	$(737,269)	$(61,714)

Zero Fox [Member]
Business Acquisition [Line Items]
Summary of Estimated Fair value of Purchase Consideration Paid
The following table summarizes the estimated fair value of the purchase consideration paid to affect the ZF Merger (in thousands, except per share data):

Equity value of consideration
Common stock issued to holders of ZeroFox, Inc.	82,030,308
Closing price per share of the Company’s Common Stock (ZFOX) on August 3, 2022	$10.95

Fair value of Common Stock issued	$898,232

Cash consideration
Repayment of ZeroFox, Inc. debt and interest	37,674
Payment of ZeroFox, Inc. transaction expenses	8,500
Repayment of notes payable to PIPE Investors	5,000

Total consideration paid	$949,406

Summary of Preliminary Purchase Price Allocation
The Company recorded the preliminary allocation of the purchase price to ZeroFox, Inc.’s assets acquired and liabilities assumed based on their fair values as of August 3, 2022. The preliminary purchase price allocation is as follows (in thousands):

Cash and cash equivalents	$2,806
Accounts receivable	13,961
Deferred contract acquisitions costs, current	4,909
Prepaid expenses and other assets	2,201
Property and equipment	598
Deferred contract acquisitions costs, net of current portion	6,854
Other assets	341
Goodwill	818,797
Intangible assets	185,000

Total assets acquired	1,035,467

Accounts payable	4,310
Accrued liabilities	3,921
Current portion of long term debt	938
Deferred revenue, current	35,432
Deferred revenue, net of current portion	6,325
Long term debt	16,851
Warrants liabilities	7,632
Deferred tax liability	10,652

Total liabilities assumed	86,061

Total consideration transferred	$949,406

Summary of Intangible Assets Identified, Estimated Useful Lives and Methodologies Used to Determine Fair Values
The following table sets forth the amounts allocated to the intangible assets identified, the estimated useful lives of those intangible assets, and the methodologies used to determine the fair values of those intangible assets (dollars in thousands):

	Fair Value	Useful Life (in years)	Fair Value Methodology
Trade names and trademarks	$21,000	10	Relief from Royalty method
Developed technology	81,000	5	Relief from Royalty method
Customer relationships	83,000	9	Multi-period Excess Earnings method of the Income Approach

	$185,000

IDX [Member]
Business Acquisition [Line Items]
Summary of Estimated Fair value of Purchase Consideration Paid
The following table summarizes the estimated fair value of the purchase consideration paid to affect the IDX Merger (in thousands, except per share data):

Equity value consideration
Common stock issued to holders of IDX	27,849,942
Closing price per share of the Company’s Common Stock (ZFOX) on August 3, 2022	$10.95

Fair value of Common Stock issued	$304,957

Cash consideration paid to IDX shareholders	44,447
Cash consideration gross up for offset of PIPE subscribers also IDX holders	5,000
Repayment of debt and interest	12,484
Payment of IDX transaction expenses	1,500

Total consideration paid	$368,388

Summary of Preliminary Purchase Price Allocation
The Company recorded the preliminary allocation of the purchase price to IDX’s assets acquired and liabilities assumed based on their fair values as of August 3, 2022. The preliminary purchase price allocation is as follows (in thousands):

Cash and cash equivalents	$13,727
Accounts receivable	11,944
Prepaid and other expense	3,068
Property and equipment	125
Deferred contract acquisition costs, net of current portion	177
Goodwill	286,468
Intangible Assets	100,500
Other assets	12

Total assets acquired	$416,021

Accounts payable	$7,568
Accrued liabilities	6,299
Deferred revenue, current	9,314
Deferred revenue, net of current portion	1,522
Deferred tax liability and uncertain tax positions	22,930

Total liabilities assumed	47,633

Total consideration transferred	$368,388

Summary of Intangible Assets Identified, Estimated Useful Lives and Methodologies Used to Determine Fair Values
The following table sets forth the amounts allocated to the intangible assets identified, the estimated useful lives of those intangible assets, and the methodologies used to determine the fair values of those intangible assets (dollars in thousands):

	Fair value	Useful Life (In Years)	Fair Value Methodology
OPM contract	$63,500	6	Multi-period excess earnings method of income approach
Trade names and trademarks	14,300	10	Relief from royalty method
Internally-developed technology	14,800	5	Replacement cost method
Customer relationships	4,000	9	Multi-period excess earnings method of income approach
Breach-related contracts	3,900	1	Multi-period excess earnings method of income approach

	$100,500